Restructuring	12 Months Ended
Sep. 30, 2014
Restructuring and Related Activities [Abstract]
Restructuring and Related Activities Disclosure [Text Block]
(5) Restructuring

2013 Restructuring Project

In November 2012, the Company’s Board of Directors authorized an enterprise-wide restructuring plan and delegated authority to the Company’s management to determine the final actions with respect to this plan (2013 Restructuring project).
As previously disclosed, the primary objectives of the 2013 Restructuring project included reduction in workforce, consolidation of G&A functional support across the organization, reduced overhead spending, creation of a center-led purchasing function, and rationalization and streamlining of the Household Products operations facilities, product portfolio and marketing organization.
In January 2014, the Company's Board of Directors authorized an expansion of scope of the previously announced 2013 restructuring project and delegated authority to the Company's management to determine the final actions with respect to the plan. As a result of the expanded scope of the Company's restructuring efforts, incremental costs will be incurred to successfully execute the program. Total project restructuring costs are estimated to increase from the original outlook of $250 to approximately $350.

For the twelve months ended September 30, 2014 and 2013, the Company recorded pre-tax expense related to the 2013 restructuring project. The Company does not include the 2013 restructuring project costs in the results of its reportable segments. The estimated impact of allocating such charges to segment results would have been as follows:

	Twelve Months Ended September 30, 2014
	Personal Care	Household Products	Corporate	Total
Severance and related benefit costs	$20.7	$11.1	$0.8	$32.6
Accelerated depreciation	0.6	4.1	—	4.7
Consulting, program management and other exit costs	26.9	25.1	0.9	52.9
Net loss on asset sale	—	2.4	—	2.4
Total	$48.2	$42.7	$1.7	$92.6

	Twelve Months Ended September 30, 2013
	Personal Care	Household Products	Corporate	Total
Severance and related benefit costs	$6.0	$42.3	$1.0	$49.3
Non-cash asset impairment	—	19.3	—	19.3
Accelerated depreciation	—	23.6	—	23.6
Consulting, program management and other exit costs	9.0	36.1	2.0	47.1
Total	$15.0	$121.3	$3.0	$139.3

The 2013 restructuring costs are reported on a separate line in the Consolidated Statements of Earnings and Comprehensive Income. In addition, pre-tax costs of $11.8 and $5.2 for the twelve months ended September 30, 2014 and 2013, respectively, associated with certain information technology enablement activities related to our restructuring initiatives were included in SG&A on the Consolidated Statements of Earnings and Comprehensive Income. Also, pre-tax costs of $1.0 and $6.1, for the twelve months ended September 30, 2014 and 2013, associated with obsolescence charges related to the exit of certain non-core product lines as part of our restructuring are included in Cost of products sold on the Consolidated Statements of Earnings and Comprehensive Income. The information technology costs and non-core inventory obsolescence charges are considered part of the total project costs incurred for our restructuring project. In fiscal 2012 the Company recorded $7.3 of costs associated with consulting activities related to the 2013 restructuring project.

Total project-to-date costs associated with the 2013 restructuring project are approximately $260, of which, approximately $48 relates to non-cash asset impairment and accelerated depreciation charges, approximately $82 relates to severance and related benefit costs, and approximately $132 relates to consulting, program management and other exit costs. Consulting, program management and other exit costs are inclusive of approximately $17 in certain information technology enablement costs (included in SG&A) and approximately $7 in obsolescence charges (included in Cost of products sold), both of which are considered part of the overall restructuring project.

Pre-tax restructuring costs for the total project are estimated to be $350.

A summary of the estimated remaining costs for the 2013 restructuring is as follows. Totals, as well as category ranges, are estimates.

•	Approximately $5-$10 related to plant closure and accelerated depreciation charges,

•	Approximately $30-$40 related to severance and related benefit costs,

•	Approximately $5-$10 related to consulting and program management, and

•	Approximately $30-$35 related to other restructuring related costs.

The following table summarizes the 2013 restructuring project activity for the twelve months ended September 30, 2014.

				Utilized
	October 1, 2013	Charge to Income	Other (a)	Cash	Non-Cash	September 30, 2014
Severance & Termination Related Costs	$16.3	$32.6	$(0.7)	$(26.1)	$—	$22.1
Accelerated Depreciation	—	4.7	—	—	(4.7)	—
Other Costs	4.3	52.9	(0.1)	(50.1)	(2.7)	4.3
Net loss on asset sale	—	2.4	—	4.9	(7.3)	—
Total	$20.6	$92.6	$(0.8)	$(71.3)	$(14.7)	$26.4
(a) Includes the impact of currency translation.

2011 Household Products Restructuring

For the twelve months ended September 30, 2012, our prior Household Products restructuring activities generated pre-tax income of $6.8, which was driven by the $13 gain on the sale of our former battery manufacturing facility in Switzerland. This plant was closed in fiscal 2011. This gain was partially offset by $6 of additional restructuring costs in fiscal 2012. The net amount is included as a separate line item on the Consolidated Statements of Earnings and Comprehensive Income.